Note 21 - Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
(In Thousands, Except Per Share Data)
Purchase Price Consideration in Common Stock
Middlefield Banc Corp. shares issued	2,561,513
Value assigned to Middlefield Banc Corp. common shares	$28.60
Purchase price assigned to Liberty common shares exchanged for		73,259
Purchase Price Consideration in Cash
Cash paid in lieu of fractional shares		6
Total Purchase Price		73,265
Net Assets Acquired:
Liberty shareholders equity	$49,041
Adjustments to reflect assets acquired at fair value:
Loans
Allowance for loan loss	4,497
Loans - interest rate	646
Loans - general credit	(3,433)
Core deposit intangible	6,669
Investments	(1,461)
Mortgage servicing rights	830
Other	94
Adjustments to reflect liabilities acquired at fair value:
Time deposits	(228)
Deferred taxes	(54)
Total net assets acquired		56,601
Goodwill resulting from merger		$16,664

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
(In Thousands)
Total purchase price		$73,265
Assets (liabilities) acquired:
Net assets acquired:
Cash	18,406
Loans and loans held for sale	312,618
Investments	57,907
Premises and equipment, net	6,087
Accrued interest receivable	1,563
Bank-owned life insurance	16,290
Core deposit intangible	6,670
Mortgage servicing rights	1,680
Other assets	3,111
Time deposits	(69,278)
Non-time deposits	(294,684)
Accrued interest payable	(246)
Other liabilities	(3,523)
Total net assets acquired		56,601
Goodwill resulting from the Liberty merger		$16,664

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollar amounts in thousands)
Remaining 2023	$1,059
2024	1,031
2025	998
2026	968
2027	691
Thereafter	2,954
Total	$7,701

Business Acquisition, Pro Forma Information [Table Text Block]
Actual from Acquisition Date Through December 31, 2022
(in thousands)

Net interest income	$1,366
Noninterest income	$117
Net income	$867
	Pro Formas
	Twelve-month period ended December 31,
	2022	2021
	(in thousands, except per share data)

Net interest income	$63,277	$63,770
Noninterest income	10,151	9,779
Net income	$21,142	$16,297
Pro forma earnings per share:
Basic	$3.51	$1.86
Diluted	$3.50	$1.86

Liberty Bancshares Inc [Member]
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(In Thousands)
Remaining 2023	$763
2024	750
2025	734
2026	714
2027	691
Thereafter	2,954
$6,606